Long-term debt and long-term debt due to related parties	12 Months Ended
Mar. 28, 2026
Debt Disclosure [Abstract]
Long-term debt and long-term debt due to related parties
9.	Long-term debt and long-term debt due to related parties:

(a)	Long-term debt and long-term debt due to related parties consists of the following:

	As of
	March 28, 2026	March 29, 2025
	(In thousands)
Term loan from SLR Credit Solutions, bearing interest at an annual rate of CORRA plus a CORRA adjustment of 7.75%, repayable at maturity in December 2026, secured by the assets of the Company (net of deferred financing costs of $ 458 and $ 140 ,respectively). Refer to Notes 7 and 19 for additional information.	$25,542	$12,360
$ 10 million term loan from Investissement Québec, bearing interest at an annual rate of 3.14%, repayable in 60 equal payments beginning in July 2021 (net of deferred financing costs of $ nil and $ nil , respectively)	833	2,833
$ 0.4 million term loan from Business Development Bank of Canada, bearing interest at an annual rate of 8.3 % repayable in 72 monthly payments beginning in July 2021	89	160
U.S. $1.5 million cash advance owing to the Company’s controlling shareholder, Montel, bearing interest at an annual rate of 11%, net of withholding taxes (Note 17 (c))	2,081	2,146
$3.75 million loan owing to the Company’s controlling shareholder, Mangrove, bearing interest at an annual rate of 15%, repayable in full in December 2026 (net of deferred financing costs of $25 and $ nil ,respectively) (Note 17 (h)). Refer to Note 19 for additional information.	3,725	—
Obligations under finance leases , at annual interest rates between 0.6 % and 14%, secured by leasehold improvements, furniture, and equipment, maturing at various dates to August 2030 (net of deferred financing costs of $ 5 and $ 25 , respectively)	1,984	4,510
Eligible borrowing amount of up to $ 4.3 million loan from Investissement Québec, bearing interest at an annual rate of 1.41%, repayable in 60 equal payments beginning in June 2027 (net of deferred financing costs of $ 65 and $ 76 , respectively)	4,235	4,225

	38,489	26,234
Less current portion of long-term debt	(2,697)	(4,860)

	$35,792	$21,374

(b)
On July 8, 2020, the Company secured a six-year term loan with Investissement Québec in the amount of $10.0 million, as amended. The secured term loan was used to fund the working capital needs of the Company. The loan bears interest at a rate of 3.14% per annum and is repayable in 60 equal payments beginning in July 2021. On January 4, 2023, the Company received a loan forgiveness in the amount of $0.2 million that is being recognized over the term of the loan. The term loan with Investissement Québec requires the Company on an annual basis to have a working capital ratio (defined as current assets divided by current liabilities excluding the current portion of operating lease liabilities) of at least 1.01. On July 12, 2024, the Company received a tolerance letter from Investissement Québec that allows the Company, as at March 29, 2025 to tolerate a working capital ratio of 0.90. As at March 29, 2025, the working capital ratio was 0.88. On July 14, 2025, Investissement Québec modified the working capital covenant for fiscal years ending March 29, 2025 and March 28, 2026 to 0.88 and amended the loan agreement such that starting in fiscal 2026 and for the duration of the loan, the interest rate will be adjusted depending on the current ratio calculated at year end. As of March 28, 2026, the working capital ratio was 0.94. On March 24, 2026, the Company received a deferral of principal payments payable in relation to this term loan for a duration of four months starting March 1, 2026 and ending on June 30, 2026. The remaining term loan of $0.8 million is agreed to be repaid in full on July 31, 2026.

(c)
On March 26, 2020, the Company secured a
6
-year
term loan with Business Development Bank of Canada (BDC), as amended, for an amount of $
0.4
 million to be used specifically to finance the renovations of the Company’s Brinkhaus store location in Calgary, Alberta. As of March 28, 2026, the Company has $
0.1
 million outstanding on the loan ($
0.2
 million as of March 29, 2025). The loan bears interest at a rate of
8.3
% per annum and is repayable in
72
monthly payments from June 26, 2021, the date of the drawdown.

(d)
On July 14, 2023, the Company entered into a financing agreement for a capital lease facility financing with Varilease Finance Inc. relating to certain equipment consisting of leasehold improvements, furniture, security equipment and related equipment for store construction and renovation. The maximum borrowing amount under this facility is U.S $
3.6
million (CAD $
4.7
million). By the end of fiscal 2024, the Company had borrowed a total amount of U.S. $2.4 million (CAD $3.3 million) against this facility. The capital lease financing bears interest at approximately 20% annually and is repayable over 24 months. As of March 28, 2026 and March 29, 2025, the Company has U.S. $nil (CAD $nil) and U.S. $0.6 million (CAD $0.9 million), respectively, outstanding under this facility.

On February 1, 2024, the Company entered into a financing agreement for a capital lease facility financing with Varilease Finance Inc. relating to certain equipment consisting of leasehold improvements, furniture, security equipment and related equipment for the construction of a new store. The maximum borrowing amount under this facility is U.S. $2.5 million (CAD $3.4 million). During fiscal 2025, the Company had borrowed a total amount of U.S. $2.4 million (CAD $3.3 million) against this facility. The capital lease financing bears interest at approximately 14% annually and is repayable over 24 months. As of March 28, 2026 and March 29, 2025, the Company has U.S. $0.9 million (CAD $1.3 million) and U.S. $1.9 million (CAD $2.8 million), respectively, outstanding under this facility.
On June 3, 2024, the Company entered into a financing agreement for a capital lease facility financing with Varilease Finance Inc. relating to certain equipment consisting of leasehold improvements, furniture, security equipment and related equipment for the partial renovation of a store. The maximum borrowing amount under this facility is U.S. $
0.6
 million (CAD $
0.8
million). During fiscal 2025, the Company had borrowed a total amount of U.S. $
0.6
 million (CAD $
0.8
million) against this facility. The capital lease financing bears interest at approximately
14
% annually and is repayable over 24 months. As of March 28, 2026 and March 29, 202
5
, the Company has U.S. $
0.3
 million (CAD $
0.4
million) and U.S. $0.5 million (CAD $0.7 million), respectively, outstanding under this facility.

(e)
On August 24, 2021, the Company entered into a
10-year
loan agreement with Investissement Québec for an amount of up to $4.3 million to be used specifically to finance the digital transformation of the Company through the implementation of an omni-channel e-commerce platform
and enterprise resource planning system. In order to obtain the financing, the Company has agreed to maintain a certain number of employees in Quebec. As of March 30, 2024, the Company had fully drawn on the loan. As of March 28, 2026, the Company has $4.3 million outstanding on the loan ($4.3 million outstanding as of March 29, 2025). The loan bears interest at a rate of 1.41% per annum and is repayable in 60 equal payments beginning 60 months after the date of the first draw in July 2022. The term loan with Investissement Québec requires the Company on an annual basis to have a working capital ratio (defined as current assets divided by current liabilities excluding the current portion of operating lease liabilities) of at least 1.01 at the end of the Company’s fiscal year. On July 12, 2024, the Company received a tolerance letter from Investissement Québec that allows the Company, as at March 29, 2025 to tolerate a working capital ratio of 0.90. As at March 29, 2025, the working capital ratio was 0.88. On July 14, 2025, Investissement Québec modified the working capital covenant for fiscal years ending March 29, 2025 and March 28, 2026 to 0.88 and amended the loan agreement such that starting
in fiscal 2026 and for the duration of the loan, the interest rate will be adjusted depending on the current ratio calculated at year end. As of March 28, 2026, the working capital ratio was 0.94.

(f)	Future minimum lease payments for finance leases required in the following five years are as follows (in thousands):

Year ending March:
2027	$1,907
2028	72
2029	65
2030	53
2031	31

2,128
Less imputed interest	(139)

$1,989

(g)	Principal payments on long-term debt required in the following five years and thereafter, including obligations under finance leases, are as follows (in thousands):

Year ending March:
2027	$2,697
2028	794
2029	1,167
2030	1,160
2031	1,140
Thereafter	32,085

$39,043

(h)	As of March 28, 2026 and March 29, 2025, the Company had $0.2 million, and $0.2 million, respectively, of outstanding letters of credit.